Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details)	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Class A Common stock
Numerator:
Allocation of net income (loss) | $	$ 25,974
Denominator:
Weighted average shares outstanding, basic | shares	4,690,909
Weighted average shares outstanding, diluted | shares	4,690,909
Basic net income per share | $ / shares	$ 0.01
Diluted net income per share | $ / shares	$ 0.01
Class B Common Stock
Numerator:
Allocation of net income (loss) | $	$ 20,764
Denominator:
Weighted average shares outstanding, basic | shares	3,750,000
Weighted average shares outstanding, diluted | shares	3,750,000
Basic net income per share | $ / shares	$ 0.01
Diluted net income per share | $ / shares	$ 0.01